UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-PX

ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Management Company Act File Number: 811-5850

OneAmerica Funds, Inc.
(Exact Names of Registrant as Specified in Charter)

One American Square
Indianapolis, Indiana 46282
  (Address of Principal Executive Offices)

The Corporation Trust Incorporated
300 E. Lombard Street
Baltimore, MD 21202
(Name and Address of Agent for Service)

317-285-1588
Registrant’s Area Code and Telephone Number:

Date of Fiscal Year End: 12/31/2011
Date of Reporting Period: 6/30/2011-6/30/2012

Form  N-PX is to be used by a  registered  management  investment  company, other than a small business  investment  company registered on Form N-5 (Section 239.24 and 274.5 of this  chapter),  to file  reports with the  Commission,  not later than August 31 of each year,  containing  the  registrant’s  proxy  voting record  for the most  recent  twelve-month  period  ended June 30,  pursuant  to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is not required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the  collection  of  information  contained  in Form N-PX unless the Form  displays a  currently  valid  Office of  Management  and Budget (“OMB”)  control number. Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW,  Washington,  DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PROXY VOTING FOR THE PERIOD JULY 1, 2011 THROUGH JUNE 30, 2012

Date Voted
Ticker	Company Name	Cusip	Shareholder Meeting Date	Description of Proposal	Who Proposed	Vote	For or Against Mgt	OneAmerica Value Portfolio 10959	OneAmerica Asset Director Portfolio 10956	OneAmerica Socially Responsive Portfolio 126612

ADBE	ADOBE SYSTEMS	00724F101	4/12/2012	Election of Directors	Management	For	For	3/12/12	3/12/12	3/12/12
				Approval of the amendment of the 2003 Equity Incentive Plan and approve new performance metrics	Management	Against	Against	3/12/12	3/12/12	3/12/12
				Ratification of the appointment of the company's independent registered public accounting firm	Management	For	For	3/12/12	3/12/12	3/12/12
				Approval, on an advisory basis, the compensation of the named executive officers	Management	Against	Against	3/12/12	3/12/12	3/12/12

AEG	AEGON	007924103	5/16/2012	Proposal to adopt the annual accounts 2011	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to approve the 2011 dividend	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to release the members of the Executive Board from liability for their duties	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Proposal to release the members of the Supervisory Board from liability for their duties	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Proposal to appoint the independent auditor	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to reappoint Mr. Bailey, II to the supervisory board	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to reappoint Mr. Routs to the supervisory board	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to reappoint Mr. Van Der Veer to the supervisory board	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to reappoint Mr. Verbeek to the supervisory board	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to authorize the Executive Board to issue common shares	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to authorize the Executive Board to restrict or exclude pre-emptive rights upon issuing common shares	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Proposal to authorize the Executive Board to issue common shares under incentive plans	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Proposal to authorize the Executive Board to acquire shares in the company	Management	For	For	4/20/12	4/20/12	4/20/12

AA	ALCOA INC	013817101	5/4/2012	Election of directors	Management	For	For	4/2/12	4/2/12	4/2/12
				Ratification of independent auditor	Management	For	For	4/2/12	4/2/12	4/2/12
				Advisory approval of executive compensation	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Elimination of super-majority voting in seventh article of the Articles of Incorporation (fair price protection)	Management	For	For	4/2/12	4/2/12	4/2/12
				Elimination of super-majority voting in eighth article of the Articles of Incorporation (director elections)	Management	For	For	4/2/12	4/2/12	4/2/12
				Elimination of super-majority voting in eighth article of the Articles of Incorporation (removal of directors)	Management	For	For	4/2/12	4/2/12	4/2/12
				Phase out the classified board	Management	For	For	4/2/12	4/2/12	4/2/12
				Permit shareholder action by written consent	Management	For	For	4/2/12	4/2/12	4/2/12

AMGN	AMGEN	031162100	5/23/2012	Election of board directors	Management	For	For	4/25/12	4/25/12	4/25/12
				Ratify the selection of an independent public accounting firm	Management	For	For	4/25/12	4/25/12	4/25/12
				Advisory vote to approve executive compensation	Management	Against	Against	4/25/12	4/25/12	4/25/12
				Approve an amendment to the Restated Certificate of Incorporation to authorize stockholder action by written consent	Shareholder	For	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding an independent Chairman of the Board	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding transparency in animal use	Shareholder	For	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding request for disclosure of lobbying policies and practices	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding allowing the CEO to serve on a maximum of one other board	Shareholder	Against	For	4/25/12	4/25/12	4/25/12

AMAT	APPLIED MATERIALS	038222105	3/6/2012	Election of board directors	Management	For	For	2/29/12	2/29/12	2/29/12
				Approval of restated employee stock incentive plan	Management	Against	Against	2/29/12	2/29/12	2/29/12
				Approval of restated senior executive bonus plan	Management	Against	Against	2/29/12	2/29/12	2/29/12
				Approval, on an advisory basis, the compensation of named executive officers	Management	Against	Against	2/29/12	2/29/12	2/29/12
				Appointment of independent registered public accounting firm	Management	For	For	2/29/12	2/29/12	2/29/12

ADM	Archer-Daniels-Midland	039483102	11/3/2011	Election of Directors	Management	For	For	10/19/11	10/19/11	10/19/11
				Ratify the appointment of independent accountants	Management	For	For	10/19/11	10/19/11	10/19/11
				Advisory vote on executive compensation	Management	Against	Against	10/19/11	10/19/11	10/19/11
				Advisory vote on frequency of future advisory votes on executive compensation	Management	1 Year	For	10/19/11	10/19/11	10/19/11
				Proposal regarding political contributions	Shareholder	Against	For	10/19/11	10/19/11	10/19/11
				Proposal regarding report on political contributions	Shareholder	Against	For	10/19/11	10/19/11	10/19/11
				Proposal regarding sustainable palm oil	Shareholder	Against	For	10/19/11	10/19/11	10/19/11

ADSK	AUTODESK INC	052769106	6/7/2012	Election of Directors	Management	For	For	5/3/12	5/3/12	5/3/12
				Ratify the appointment of independent accountants	Management	For	For	5/3/12	5/3/12	5/3/12
				Approve on an advisory basis the compensation of executive officers	Management	Against	Against	5/3/12	5/3/12	5/3/12

ADSK	AUTODESK INC	052769106	1/6/2012	Approve the 2012 Employee Stock Plan	Management	Against	Against	12/12/11	12/12/11	12/12/11
			Special meeting	Approve the 2012 Outside Directors' Stock Plan	Management	Against	Against	12/12/11	12/12/11	12/12/11

BOH	BANK OF HAWAII	062540109	4/27/2012	Election of directors	Management	For	For	4/2/12	4/2/12	4/2/12
				Say on Pay - an advisory vote to approve executive compensation	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Ratification of independent public accounting firm	Management	For	For	4/2/12	4/2/12	4/2/12

BAX	BAXTER INTERNATIONAL	071813109	5/8/2012	Election of directors	Management	For	For	4/10/12	4/10/12	4/10/12
				Ratification of independent public accounting firm	Management	For	For	4/10/12	4/10/12	4/10/12
				Approval of named executive officer compensation	Management	Against	Against	4/10/12	4/10/12	4/10/12
				Proposal to repeal classified board	Shareholder	For	Against	4/10/12	4/10/12	4/10/12
				Proposal to adopt simple majority vote	Shareholder	For	Against	4/10/12	4/10/12	4/10/12

BBBY	BED BATH & BEYOND	075896100	6/22/2012	Election of directors	Management	For	For	6/12/12	6/12/12	6/12/12
				Ratification of the appointment of KPMG LLP	Management	For	For	6/12/12	6/12/12	6/12/12
				To approve, by non-binding vote, the 2011 compensation paid to named executive officers	Management	Against	Against	6/12/12	6/12/12	6/12/12
				To approve the 2012 Incentive Compensation Plan	Management	Against	Against	6/12/12	6/12/12	6/12/12

CSL	CARLISLE COS INC	142339100	5/2/2012	Election of directors	Management	For	For	4/10/12	4/10/12	4/10/12
				Approve executive compensation	Management	Against	Against	4/10/12	4/10/12	4/10/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/10/12	4/10/12	4/10/12
				Approve the Amended and Restated Executive Compensation Program	Management	Against	Against	4/10/12	4/10/12	4/10/12

CSCO	CISCO	17275R102	12/7/2011	Election of directors	Management	For	For	11/4/11	11/4/11	11/4/11
				Approval of Amendment of the Cisco 2005 Stock Incentive Plan	Management	Against	Against	11/4/11	11/4/11	11/4/11
				Advisory approval of executive compensation	Management	Against	Against	11/4/11	11/4/11	11/4/11
				Advisory approval on the frequency of executive compensation votes	Management	1 Year	For	11/4/11	11/4/11	11/4/11
				Ratification of independent public accounting firm	Management	For	For	11/4/11	11/4/11	11/4/11
				Proposal to amend Cisco's bylaws to establish a Board Committee on Environmental Sustainability	Shareholder	For	Against	11/4/11	11/4/11	11/4/11
				Proposal to require the Board to publish an Internet Fragmentation Report	Shareholder	For	Against	11/4/11	11/4/11	11/4/11
				Proposal to require that Cisco executives retain a significant percentage of stock until two years following termination	Shareholder	Against	For	11/4/11	11/4/11	11/4/11

C	CITIGROUP INC	172967101	4/17/2012	Election of directors	Management	For	For	3/26/12	3/26/12	NA
				Ratification of independent public accounting firm	Management	For	For	3/26/12	3/26/12	NA
				Proposal to approve the 2009 Stock incentive Plan	Management	Against	Against	3/26/12	3/26/12	NA
				Advisory approval of 2011 executive compensation	Management	Against	Against	3/26/12	3/26/12	NA
				Proposal requesting a report on prior governmental service of certain individuals	Shareholder	Against	For	3/26/12	3/26/12	NA
				Proposal requesting a report on lobbying and political contributions		Against	For	3/26/12	3/26/12	NA
				Proposal requesting that executives retain 25% of their stock for one year following termination	Shareholder	For	Against	3/26/12	3/26/12	NA
				Proposal requesting that the Audit Committee conduct an independent review and report on controls related to loans, foreclosures, and securitizations	Shareholder	Against	For	3/26/12	3/26/12	NA

KO	COCA-COLA	191216100	4/25/2012	Election of directors	Management	For	For	3/26/12	3/26/12	3/26/12
				Appointment of independent auditors	Management	For	For	3/26/12	3/26/12	3/26/12
				Advisory vote to approve executive compensation	Management	Against	Against	3/26/12	3/26/12	3/26/12

KO	COCA-COLA	191216100	7/10/2012	Amend the Certificate of Incorporation to increase the authorized common stock and to effect a 2-1 stock split	Management	For	For	6/12/12	6/12/12	6/12/12

COLM	COLUMBIA SPORTSWEAR CO	198516106	6/7/2012	Election of directors	Management	For	For	4/25/12	4/25/12	4/25/12
				Ratify the selection of independent registered public accounting firm	Management	For	For	4/25/12	4/25/12	4/25/12
				To approve, by non-binding vote, executive compensation	Management	For	For	4/25/12	4/25/12	4/25/12
				To approve the 1997 Stock Incentive Plan, as amended	Management	For	For	4/25/12	4/25/12	4/25/12

COP	CONOCOPHILLIPS	20825C104	5/9/2012	Election of directors	Management	For	For	4/13/12	4/13/12	4/13/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/13/12	4/13/12	4/13/12
				Advisory approval of executive compensation	Management	Against	Against	4/13/12	4/13/12	4/13/12
				Proposal regarding company environmental policy	Shareholder	For	Against	4/13/12	4/13/12	4/13/12
				Proposal regarding accident risk mitigation	Shareholder	Against	For	4/13/12	4/13/12	4/13/12
				Proposal regarding grassroots lobbying expenditures	Shareholder	Against	For	4/13/12	4/13/12	4/13/12
				Proposal regarding greenhouse gas reduction targets	Shareholder	For	Against	4/13/12	4/13/12	4/13/12
				Proposal regarding gender expression non-discrimination	Shareholder	Against	For	4/13/12	4/13/12	4/13/12

CR	CRANE CO	224399105	4/23/2012	Election of directors	Management	For	For	3/26/2012	3/26/2012	3/26/2012
				Ratification of independent auditors	Management	For	For	3/26/2012	3/26/2012	3/26/2012
				Say on pay - an advisory vote to approve executive compensation	Management	Against	Against	3/26/2012	3/26/2012	3/26/2012

CMI	CUMMINS	231021106	5/8/2012	Election of directors	Management	For	For	4/13/12	4/13/12	4/13/12
				Advisory vote to approve the compensation of named executive officers	Management	Against	Against	4/13/12	4/13/12	4/13/12
				Ratification of appointment of auditors	Management	For	For	4/13/12	4/13/12	4/13/12
				Proposal to approve the 2012 Omnibus Incentive Plan	Management	Against	Against	4/13/12	4/13/12	4/13/12
				Approval of the Employee Stock Purchase Plan	Management	For	For	4/13/12	4/13/12	4/13/12
				Proposal to amend Cummins' by-laws to allow shareholders who have a 25% net long position in the common stock to call special shareholder meetings	Management	For	For	4/13/12	4/13/12	4/13/12

DELL	DELL COMPUTER	24702R101	7/13/2012	Election of directors	Management	Against	Against	6/25/12	6/25/12	6/25/12
				Ratification of selection of independent auditor	Management	For	For	6/25/12	6/25/12	6/25/12
				Approval, on an advisory basis, of Dell's compensation of its named executive officers	Management	Against	Against	6/25/12	6/25/12	6/25/12
				Approval of the Dell 2012 Long-Term Incentive Plan	Management	Against	Against	6/25/12	6/25/12	6/25/12

DOW	DOW CHEMICAL	260543103	5/10/2012	Election of directors	Management	For	For	4/13/12	4/13/12	4/13/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/13/12	4/13/12	4/13/12
				Advisory resolution to approve executive compensation	Management	Against	Against	4/13/12	4/13/12	4/13/12
				Approval of the 2012 Stock Incentive Plan	Management	Against	Against	4/13/12	4/13/12	4/13/12
				Approval of the 2012 Employee Stock Purchase Plan	Management	For	For	4/13/12	4/13/12	4/13/12
				Proposal on shareholder action by written consent	Shareholder	For	Against	4/13/12	4/13/12	4/13/12
				Proposal on independent Board Chairman	Shareholder	Against	For	4/13/12	4/13/12	4/13/12

XOM	EXXON MOBIL	30231G102	5/30/2012	Election of directors	Management	For	For	4/25/12	4/25/12	4/25/12
				Ratification of independent auditors	Management	For	For	4/25/12	4/25/12	4/25/12
				Advisory vote to approve executive compensation	Management	Against	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding independent chairman	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding majority vote for directors	Shareholder	For	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding report on political contributions	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding amendment of EEO policy	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding report on natural gas production	Shareholder	For	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding greenhouse emissions goals	Shareholder	Against	For	4/25/12	4/25/12	4/25/12

FLIR	FLIR SYSTEMS	302445101	4/27/2012	Election of directors	Management	For	For	4/2/12	4/2/12	4/2/12
				Approval of 2012 Executive Bonus Plan	Management	For	For	4/2/12	4/2/12	4/2/12
				Ratification of independent public accounting firm	Management	For	For	4/2/12	4/2/12	4/2/12
				Recommendation to declassify the company's board of Directors	Shareholder	For	Against	4/2/12	4/2/12	4/2/12
				Proposal to adopt a majority vote standard to be used in uncontested director elections	Shareholder	For	Against	4/2/12	4/2/12	4/2/12

FDP	FRESH DEL MONTE	G36738105	5/2/2012	Election of directors	Management	For	For	4/20/12	4/20/12	4/20/12
				Approval of company's financial statements for 2011	Management	For	For	4/20/12	4/20/12	4/20/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/20/12	4/20/12	4/20/12
				Approval of the company's dividend payment	Management	For	For	4/20/12	4/20/12	4/20/12
				Approval, by non-binding vote, executive compensation	Management	Against	Against	4/20/12	4/20/12	4/20/12

GD	GENERAL DYNAMICS CORP	369550108	5/2/2012	Election of directors	Management	For	For	4/2/12	4/2/12	4/2/12
				Selection of independent auditors	Management	For	For	4/2/12	4/2/12	4/2/12
				Advisory vote to approve executive compensation	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Approval of the 2012 Equity Compensation Plan	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Proposal regarding a human rights policy	Shareholder	For	Against	4/2/12	4/2/12	4/2/12
				Proposal regarding an independent Board Chairman	Shareholder	Against	For	4/2/12	4/2/12	4/2/12

GE	GENERAL ELECTRIC CO	369604103	4/25/2012	Election of directors	Management	For	For	4/2/12	4/2/12	4/2/12
				Ratification of selection of independent public accounting firm	Management	For	For	4/2/12	4/2/12	4/2/12
				Advisory resolution to approve executive compensation	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Approval of amendment to the 2007 Long-Term Incentive Plan to increase the number of authorized shares	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Approval of material terms of senior officer performance goals	Management	Against	Against	4/2/12	4/2/12	4/2/12
				Proposal regarding cumulative voting	Shareholder	For	Against	4/2/12	4/2/12	4/2/12
				Proposal regarding nuclear activities	Shareholder	Against	For	4/2/12	4/2/12	4/2/12
				Proposal regarding independent Board Chairman	Shareholder	Against	For	4/2/12	4/2/12	4/2/12
				Proposal regarding shareowner action by written consent	Shareholder	For	Against	4/2/12	4/2/12	4/2/12

HPQ	HEWLETT-PACKARD CO	428236103	3/21/2012	Election of directors	Management	For	For	2/29/12	2/29/12	2/29/12
				Ratification of independent registered public accounting firm	Management	For	For	2/29/12	2/29/12	2/29/12
				Advisory vote on executive compensation	Management	Against	Against	2/29/12	2/29/12	2/29/12
				Proposal entitled "Executives to Retain Significant Stock"	Shareholder	For	Against	2/29/12	2/29/12	2/29/12

HD	HOME DEPOT	437076102	5/17/2012	Election of directors	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal to ratify the appointment of KPMG LLP	Management	For	For	4/20/12	4/20/12	4/20/12
				Advisory vote to approve executive compensation	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Approval of an amendment to the Employee Stock Purchase Plan to increase the number of reserved shares	Management	For	For	4/20/12	4/20/12	4/20/12
				Proposal regarding advisory vote on political contributions	Shareholder	Against	For	4/20/12	4/20/12	4/20/12
				Proposal regarding employment diversity report	Shareholder	Against	For	4/20/12	4/20/12	4/20/12
				Proposal regarding removal of procedural safeguards from shareholder written consent right	Shareholder	Against	For	4/20/12	4/20/12	4/20/12
				Proposal regarding special shareholder meetings	Shareholder	For	Against	4/20/12	4/20/12	4/20/12
				Proposal regarding charitable contributions	Shareholder	Against	For	4/20/12	4/20/12	4/20/12
				Proposal regarding storm water management policy	Shareholder	Against	For	4/20/12	4/20/12	4/20/12

ITW	ILLINOIS TOOL WORKS	452308109	5/4/2012	Election of directors	Management	For	For	4/4/12	4/4/12	4/4/12
				Ratification of the appointment of independent public accounting firm	Management	For	For	4/4/12	4/4/12	4/4/12
				Advisory vote to approve executive compensation	Management	Against	Against	4/4/12	4/4/12	4/4/12

INTC	INTEL CORP	458140100	5/17/2012	Election of directors	Management	For	For	4/20/12	4/20/12	4/20/12
				Ratification of independent public accounting firm	Management	For	For	4/20/12	4/20/12	4/20/12
				Advisory vote to approve executive compensation	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Proposal whether to hold an advisory vote on political contributions	Shareholder	Against	For	4/20/12	4/20/12	4/20/12

ITG	INVESTMENT TECHNOLOGY GP	46145F105	6/12/2012	Election of directors	Management	For	For	5/11/12	5/11/12	5/11/12
				Ratification of the appointment of independent public accounting firm	Management	For	For	5/11/12	5/11/12	5/11/12
				Approval of the Company's executive compensation	Management	For	For	5/11/12	5/11/12	5/11/12

JNJ	JOHNSON & JOHNSON	478160104	4/26/2012	Election of directors	Management	For	For	3/28/12	3/28/12	NA
				Advisory vote on executive officer compensation	Management	Against	Against	3/28/12	3/28/12	NA
				Approval of the 2012 Long-Term Incentive Plan	Management	Against	Against	3/28/12	3/28/12	NA
				Ratification of independent public accounting firm	Management	For	For	3/28/12	3/28/12	NA
				Proposal regarding independent Board Chairman	Shareholder	Against	For	3/28/12	3/28/12	NA
				Proposal regarding binding vote on political contributions	Shareholder	Against	For	3/28/12	3/28/12	NA
				Proposal on adopting non-animal methods for training	Shareholder	For	Against	3/28/12	3/28/12	NA

JPM	JPMORGAN CHASE & CO	46625H100	5/15/2012	Election of directors	Management	For	For	4/25/12	4/25/12	4/25/12
				Ratify appointment of independent public accounting firm	Management	For	For	4/25/12	4/25/12	4/25/12
				Advisory resolution to approve executive compensation	Management	Against	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding political non-partisanship	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding independent director as chairman	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding loan servicing	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding corporate political contributions report	Shareholder	Against	For	4/25/12	4/25/12	4/25/12
				Proposal regarding genocide-free investing	Shareholder	For	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding shareholder action by written consent	Shareholder	For	Against	4/25/12	4/25/12	4/25/12
				Proposal regarding stock retention	Shareholder	For	Against	4/25/12	4/25/12	4/25/12

KSS	KOHLS	500255104	5/10/2012	Election of directors	Management	For	For	4/13/12	4/13/12	4/13/12
				Ratify appointment of independent public accounting firm	Management	For	For	4/13/12	4/13/12	4/13/12
				Advisory vote on approval of named executive officer compensation	Management	Against	Against	4/13/12	4/13/12	4/13/12
				Proposal regarding animal fur policy	Shareholder	For	Against	4/13/12	4/13/12	4/13/12
				Proposal regarding succession planning and reporting	Shareholder	Against	For	4/13/12	4/13/12	4/13/12
				Proposal regarding executive retaining significant stock	Shareholder	Against	For	4/13/12	4/13/12	4/13/12

MGA	MAGNA INTERNATIONAL	559222401	5/10/2012	Election of directors	Management	For	For	4/25/12	4/25/12	NA
				Re-Appointment of the independent auditor	Management	For	For	4/25/12	4/25/12	NA
				On an advisory basis, accept the approach to executive compensation	Management	Against	Against	4/25/12	4/25/12	NA

MAT	MATTEL, INC.	577081102	5/10/2012	Election of directors	Management	For	For	4/20/12	4/20/12	4/20/12
				Advisory vote to approve executive officer compensation	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Approval of the Incentive Plan and the material terms of its performance goals	Management	Against	Against	4/20/12	4/20/12	4/20/12
				Ratification of independent public accounting firm	Management	For	For	4/20/12	4/20/12	4/20/12

MCK	MCKESSON CORP	58155Q103	7/27/2011	Election of directors	Management	For	For	7/14/11	7/14/11	7/14/11
				Ratification of independent public accounting firm	Management	For	For	7/14/11	7/14/11	7/14/11
				Advisory vote executive compensation	Management	Against	Against	7/14/11	7/14/11	7/14/11
				Advisory vote on the frequency of advisory vote on executive compensation	Management	1 Year	For	7/14/11	7/14/11	7/14/11
				Approval of amendment to reduce the vote required to amend the Certificate of Incorporation in any manner that will adversely affect holders of Series A Junior Participating Preferred Stock	Management	For	For	7/14/11	7/14/11	7/14/11
				Approval of amendment to the Certificate of Incorporation to reduce the vote required to adopt, alter or repeal any by-law	Management	For	For	7/14/11	7/14/11	7/14/11
				Approval of amendment to the Certificate of Incorporation to eliminate the supermajority voting requirements, and associated "fair price" provision, applicable to certain business combinations	Management	For	For	7/14/11	7/14/11	7/14/11
				Approval of amendment to the Certificate of Incorporation to remove a transitional provision related to the classified board structure eliminated in 2007	Management	For	For	7/14/11	7/14/11	7/14/11
				Approval of amendment to the Certificate of Incorporation to conform the "interested transactions" provisions and the stockholder action provision to applicable law	Management	For	For	7/14/11	7/14/11	7/14/11
				Proposal regarding significant executive stock retention for two years beyond retirement	Shareholder	Against	For	7/14/11	7/14/11	7/14/11

MDT	MEDTRONIC	585055106	8/25/2011	Election of directors	Management	For	For	8/15/11	8/15/11	8/15/11
				Ratification of independent public accounting firm	Management	For	For	8/15/11	8/15/11	8/15/11
				Advisory vote on executive compensation	Management	Against	Against	8/15/11	8/15/11	8/15/11
				Advisory vote on the frequency of advisory vote on executive compensation	Management	1 Year	For	8/15/11	8/15/11	8/15/11

MRK	MERCK & CO	589331107	5/22/2012	Election of directors	Management	For	For	4/25/12	4/25/12	NA
				Ratification of independent public accounting firm	Management	For	For	4/25/12	4/25/12	NA
				Advisory vote to approve executive compensation	Management	Against	Against	4/25/12	4/25/12	NA
				Proposal concerning shareholder action by written consent	Shareholder	For	Against	4/25/12	4/25/12	NA
				Proposal concerning special shareholder meetings	Shareholder	For	Against	4/25/12	4/25/12	NA
				Proposal concerning a report on charitable and political contributions	Shareholder	Against	For	4/25/12	4/25/12	NA

NTRS	NORTHERN TRUST	665859104	4/17/2012	Election of directors	Management	For	For	3/15/12	3/15/12	3/15/12
				Approval, by advisory vote, of the 2011 compensation of the corporation's named executive officers	Management	Against	Against	3/15/12	3/15/12	3/15/12
				Approval of the 2012 Stock Plan	Management	Against	Against	3/15/12	3/15/12	3/15/12
				Appointment of independent registered public accounting firm	Management	For	For	3/15/12	3/15/12	3/15/12
				Proposal regarding accelerated vesting of equity awards in a change in control situation	Shareholder	For	Against	3/15/12	3/15/12	3/15/12
				Proposal regarding independence of the Board Chairman	Shareholder	Against	For	3/15/12	3/15/12	3/15/12

NUE	NUCOR	670346105	5/10/2012	Election of directors	Management	For	For	4/10/12	4/10/12	4/10/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/10/12	4/10/12	4/10/12
				Proposal regarding majority voting'	Shareholder	For	Against	4/10/12	4/10/12	4/10/12

NSC	NORFOLK SOUTHERN CORP	655844108	5/10/2012	Election of directors	Management	For	For	4/4/12	4/4/12	4/4/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/4/12	4/4/12	4/4/12
				Approval of executive compensation	Management	Against	Against	4/4/12	4/4/12	4/4/12

PFE	PFIZER INC	717081103	4/26/2012	Election of directors	Management	For	For	3/27/12	3/27/12	NA
				Ratification of independent public accounting firm	Management	For	For	3/27/12	3/27/12	NA
				Advisory approval of executive compensation	Management	Against	Against	3/27/12	3/27/12	NA
				Proposal regarding publication of political contributions	Shareholder	Against	For	3/27/12	3/27/12	NA
				Proposal regarding action by written consent	Shareholder	Against	For	3/27/12	3/27/12	NA
				Proposal regarding special shareholder meetings	Shareholder	For	Against	3/27/12	3/27/12	NA
				Proposal regarding advisory vote on director pay	Shareholder	For	Against	3/27/12	3/27/12	NA

RHI	ROBERT HALF	770323103	5/24/2012	Election of directors	Management	For	For	5/11/12	5/11/12	5/11/12
				Ratification of appointment of auditor	Management	For	For	5/11/12	5/11/12	5/11/12
				Advisory vote to approve executive compensation	Management	Against	Against	5/11/12	5/11/12	5/11/12

PCP	PRECISION CASTPARTS CORP	740189105	8/16/2011	Election of directors	Management	For	For	7/14/11	7/14/11	7/14/11
				Ratification of independent public accounting firm	Management	For	For	7/14/11	7/14/11	7/14/11
				Advisory vote regarding compensation of named executive officers	Management	Against	Against	7/14/11	7/14/11	7/14/11
				Advisory vote on the frequency of advisory votes regarding compensation of named executive officers	Management	1 Year	For	7/14/11	7/14/11	7/14/11

RD	ROYAL DUTCH PETROLEUM -ADR	780257804	5/22/2012	Adoption of annual report and accounts	Management	For	For	5/3/12	5/3/12	5/3/12
				Approval of Remuneration Report	Management	For	For	5/3/12	5/3/12	5/3/12
				Appointment of Sir Nigel Sheinwald as Director of the company	Management	For	For	5/3/12	5/3/12	5/3/12
				Re-appointment of Directors of the company	Management	For	For	5/3/12	5/3/12	5/3/12
				Re-appointment of auditors	Management	For	For	5/3/12	5/3/12	5/3/12
				Remuneration of Auditors	Management	For	For	5/3/12	5/3/12	5/3/12
				Authority to allot shares	Management	For	For	5/3/12	5/3/12	5/3/12
				Disapplication of pre-emption rights	Management	For	For	5/3/12	5/3/12	5/3/12
				Authority to purchase own shares	Management	For	For	5/3/12	5/3/12	5/3/12
				Authority for certain donations and expenditures	Management	For	For	5/3/12	5/3/12	5/3/12

TXN	TEXAS INSTRUMENTS	882508104	4/19/2012	Election of directors	Management	For	For	3/21/12	3/21/12	3/21/12
				Advisory approval of executive compensation	Management	Against	Against	3/21/12	3/21/12	3/21/12
				Ratification of independent public accounting firm	Management	For	For	3/21/12	3/21/12	3/21/12

TDW	TIDEWATER	886423102	7/19/2012	Election of directors	Management	For	For	6/25/12	6/25/12	6/25/12
				Say on Pay Vote - an advisory vote to approve executive compensation	Management	For	For	6/25/12	6/25/12	6/25/12
				Ratification of selection of independent public accounting firm	Management	For	For	6/25/12	6/25/12	6/25/12

USB	US BANCORP	902973304	2/21/2012	Election of directors	Management	For	For	3/21/12	3/21/12	3/21/12
				Ratification of independent auditor	Management	For	For	3/21/12	3/21/12	3/21/12
				Advisory vote to approve the executive compensation	Management	Against	Against	3/21/12	3/21/12	3/21/12

VLO	VALERO ENERGY CORP	91913Y100	5/3/2012	Election of directors	Management	For	For	4/10/12	4/10/12	4/10/12
				Ratify the appointment of independent public accounting firm		For	For	4/10/12	4/10/12	4/10/12
				Approve, by nonbinding vote, the 2011 compensation of executive officers	Management	Against	Against	4/10/12	4/10/12	4/10/12
				Proposal entitled "Disclosure of Political Contributions"	Shareholder	Against	For	4/10/12	4/10/12	4/10/12
				Proposal entitled " Report on Steps Taken to Reduce Risk of Accidents"	Shareholder	Against	For	4/10/12	4/10/12	4/10/12

WERN	WERNER ENTERPRISES	950755108	5/8/2012	Election of directors	Management	For	For	4/25/12	4/25/12	4/25/12
				Ratify the appointment of independent registered public accounting firm	Management	For	For	4/25/12	4/25/12	4/25/12

WWW	WOLVERINE WORLD WIDE	978097103	4/19/2012	Election of directors	Management	For	For	3/27/12	3/27/12	3/27/12
				Ratify the appointment of independent auditors	Management	For	For	3/27/12	3/27/12	3/27/12
				Advisory resolution approving compensation for executive officers	Management	For	For	3/27/12	3/27/12	3/27/12
				Approval of the amended and restated Executive Long-Term Incentive Plan	Management	Against	Against	3/27/12	3/27/12	3/27/12
				Approval of the amended and restated Executive Short-Term Incentive Plan	Management	Against	Against	3/27/12	3/27/12	3/27/12

ZMH	ZIMMER HOLDINGS	98956P102	5/8/2012	Election of directors	Management	For	For	4/10/12	4/10/12	4/10/12
				Advisory vote to approve named executive officer compensation	Management	Against	Against	4/10/12	4/10/12	4/10/12
				Ratification of appointment of independent public accounting firm	Management	For	For	4/10/12	4/10/12	4/10/12

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OneAmerica Funds, Inc. (Registrant)

Date: 08/17/12	By:	/s/ Richard M. Ellery
Name: Richard M. Ellery
Title: Secretary & Chief Compliance Officer of OneAmerica Funds, Inc.